Restructuring and Other Charges - Additional Information (FY) (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) Position	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 Position	Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1,435	$ 2,582		$ 4,419
Prepaid Expenses and Other Current Assets
Restructuring Cost and Reserve [Line Items]
Assets held for sale		$ 400		400
Non-cash Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 176			263
January Restructuring
Restructuring Cost and Reserve [Line Items]
Percentage of workforce reduction		35.00%
Number of employees terminated | Position		20
January Restructuring | Employee Separation Payments
Restructuring Cost and Reserve [Line Items]
Restructuring charges				1,600
January Restructuring | Non-cash Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 300
May Restructuring
Restructuring Cost and Reserve [Line Items]
Percentage of workforce reduction					53.00%
Number of employees terminated | Position					18
May Restructuring | Maximum
Restructuring Cost and Reserve [Line Items]
Employee retention amount	$ 1,300
May Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges						900
May Restructuring | Employee Retention
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 1,000